Unaudited Condensed Consolidated Interim Income Statement - GBP (£) £ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	[1]	Dec. 31, 2017	[1]
Profit or loss [abstract]
Revenue	£ 7,492.7		£ 7,650.4	[2]	£ 15,804.2	[2]
Costs of services	(6,218.7)		(6,282.3)	[2]	(12,629.0)	[2]
Gross profit	1,274.0		1,368.1		3,175.2
General and administrative costs	(432.1)		(643.7)	[2]	(1,267.0)	[2]
Operating profit	841.9		724.4		1,908.2
Share of results of associates	9.4		59.5		113.5
Profit before interest and taxation	851.3		783.9		2,021.7
Finance income	48.3		44.9		95.2
Finance costs	(134.2)		(133.5)		(269.8)
Revaluation of financial instruments	81.1		83.9		262.2
Profit before taxation	846.5		779.2		2,109.3
Taxation	(141.0)		(145.5)		(197.0)
Profit for the period	705.5	£ 1,278.6	633.7		1,912.3
Attributable to:
Equity holders of the parent	672.4		596.1		1,816.6
Non-controlling interests	33.1		37.6		95.7
Profit for the period	£ 705.5	£ 1,278.6	£ 633.7		£ 1,912.3
Earnings per share
Basic earnings per ordinary share	£ 0.538		£ 0.471		£ 1.440
Diluted earnings per ordinary share	£ 0.534		£ 0.466		£ 1.424

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.